Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2017	Nov. 30, 2016
Fair Value Disclosures [Abstract]
Derivative assets, gross amount	$ 15	$ 15
Derivative assets, gross amounts offset in the Balance Sheet	0	0
Derivative assets, net amount presented in balance sheet	15	15
Derivative assets, gross amounts not offset in the balance sheet	(8)	(15)
Derivative assets, net amounts	7	0
Derivative liabilities, gross amount	161	434
Derivative liabilities, gross amounts offset in the Balance Sheet	0	0
Derivative liabilities, net amount presented in balance sheet	161	434
Derivative liabilities, gross amounts not offset in the balance sheet	(8)	(15)
Derivative liabilities, net amounts	$ 153	$ 419